UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Pacific Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 15.7%	AXA Asia Pacific Holdings Ltd.	1,247,343	$ 4,787,696
	Ansell Ltd.	421,329	3,704,975
	Australia & New Zealand Banking Group Ltd.	471,756	10,105,378
	BHP Billiton Ltd.	382,155	12,603,669
	Coca-Cola Amatil Ltd.	553,901	4,791,523
	Fairfax Media Ltd.	3,700,051	5,576,996
	National Australia Bank Ltd.	357,295	9,668,577
	Newcrest Mining Ltd.	109,541	3,082,837
	Origin Energy Ltd.	351,571	5,050,493
	Qantas Airways Ltd.	1,859,020	4,669,886
	Westfield Group	613,774	7,491,651
	Woodside Petroleum Ltd.	131,502	6,032,707
			77,566,388
China - 11.7%	CNOOC Ltd.	5,116,000	6,897,321
	China Construction Bank, Class H	10,949,000	8,709,321
	China Petroleum & Chemical Corp.	5,532,000	4,696,570
	China Shenhua Energy Co. Ltd., Class H	1,425,500	6,178,698
	China Unicom Ltd.	3,310,000	4,690,648
	China Vanke Co. Ltd.	3,279,560	4,112,509
	Focus Media Holding Ltd. - ADR (a)(b)	363,452	4,012,510
	Industrial and Commercial Bank of China Ltd.	10,972,000	8,228,784
	Shenzhen Investment Ltd.	10,790,000	4,158,895
	Wynn Macau Ltd. (a)	1,692,800	2,201,718
	Zijin Mining Group Co. Ltd.	4,040,000	3,945,117
			57,832,091
Hong Kong - 5.6%	Esprit Holdings Ltd.	979,500	6,563,214
	Hang Seng Bank Ltd.	321,900	4,621,418
	Henderson Land Development Co., Ltd.	1,441,000	9,437,884
	Hutchison Whampoa Ltd.	1,009,400	7,259,246
			27,881,762
India - 1.1%	ICICI Bank Ltd.	278,306	5,205,562
Japan - 42.0%	Asahi Breweries Ltd.	338,100	6,174,657
	COMSYS Holdings Corp.	431,500	4,719,615
	Chubu Electric Power Co., Inc.	268,700	6,516,354
	Citizens Holding Co., Ltd.	910,400	5,110,117
	Daiichi Sankyo Co., Ltd.	307,900	6,348,189
	East Japan Railway Co.	122,200	8,810,505
	Fuji Media Holdings, Inc.	3,015	4,926,917
	Honda Motor Co., Ltd.	380,000	11,540,509
	Isuzu Motors Ltd.	2,745,000	5,790,502
	Japan Tobacco, Inc.	2,781	9,508,030
	Konica Minolta Holdings, Inc.	631,000	5,955,065
	Marubeni Corp.	1,317,000	6,614,652
	Mitsubishi Gas Chemical Co., Inc.	774,000	4,194,017
	Mitsubishi UFJ Financial Group, Inc.	453,200	2,421,966
	Mitsui & Co., Ltd.	645,500	8,397,759
	Mitsui OSK Lines Ltd.	483,000	2,848,273
	1

BlackRock Pacific Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Mitsui Sumitomo Insurance Group Holdings, Inc.	233,700	$ 6,401,942
	Nippon Telegraph & Telephone Corp.	198,800	9,174,983
	Nitto Denko Corp.	177,600	5,426,729
	Nomura Holdings, Inc.	898,900	5,510,138
	OJI Paper Co., Ltd.	1,042,000	4,690,611
	ROHM Co., Ltd.	78,200	5,448,270
	Sekisui House Ltd.	214,600	1,931,987
	Shimachu Co., Ltd.	227,900	5,961,278
	Shin-Etsu Chemical Co., Ltd.	65,100	3,993,770
	Sojitz Corp.	2,603,400	4,935,781
	Sony Corp.	296,500	8,688,353
	Sumitomo Electric Industries Ltd.	125,100	1,633,519
	Sumitomo Mitsui Financial Group, Inc.	216,400	7,500,922
	Takeda Pharmaceutical Co., Ltd.	191,500	7,965,679
	Tokio Marine Holdings, Inc.	288,900	8,324,043
	Tokyo Gas Co., Ltd.	1,516,000	6,289,027
	Toppan Printing Co., Ltd.	555,000	5,238,986
	Toyota Motor Corp.	204,400	8,129,093
			207,122,238
Singapore - 3.6%	CapitaLand Ltd.	2,049,500	5,373,960
	DBS Group Holdings Ltd.	670,500	6,293,528
	United Overseas Bank Ltd.	513,000	6,084,008
			17,751,496
South Korea - 9.1%	Hite Brewery Co., Ltd.	37,210	5,297,726
	Hyundai Development Co.	135,180	4,887,775
	POSCO	13,233	5,479,120
	Samsung Electronics Co., Ltd.	22,475	15,516,507
	Shinhan Financial Group Co., Ltd.	225,670	8,993,904
	Shinsegae Co. Ltd.	9,575	4,821,213
			44,996,245
Taiwan - 6.4%	Asustek Computer, Inc.	2,870,730	4,910,266
	Chinatrust Financial Holding Co.	8,393,481	5,417,508
	Chunghwa Telecom Co., Ltd. (a)	2,555,048	4,610,108
	HON HAI Precision Industry Co., Ltd.	1,827,803	7,298,515
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,837,379	9,573,176
			31,809,573
Thailand - 1.7%	Kasikornbank Pcl	3,254,100	8,538,014
	Total Common Stocks - 96.9%		478,703,369
	Warrants (c)
United States - 0.8%	Deutsche Bank AG (Bharti Airtel Ltd.)
	(expires 1/24/17)	452,897	3,912,441
	Total Warrants - 0.8%		3,912,441
	Total Long-Term Investments
	(Cost - $376,088,228) - 97.7%		482,615,810
	2

	BlackRock Pacific Fund, Inc.
	Schedule of Investments September 30, 2009 (Unaudited)				(Percentages shown are based on Net Assets)
						Beneficial
						Interest
			Short-Term Securities			(000)	Value
			BlackRock Liquidity Series, LLC
			Money Market Series, 0.29% (d)(e)(f)			$ 3,204	$ 3,203,900
			Total Short-Term Securities
			(Cost - $3,203,900) - 0.6%				3,203,900
			Total Investments
			(Cost - $379,292,128*) - 98.3%				485,819,710
			Other Assets Less Liabilities - 1.7%				8,342,291
			Net Assets - 100.0%				$ 494,162,001
*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for
	federal income tax purposes, were as follows:
	Aggregate cost		$ 382,461,320
	Gross unrealized appreciation		$ 111,201,233
	Gross unrealized depreciation			(7,842,843)
	Net unrealized appreciation		$ 103,358,390
(a)	Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income
	producing. The purchase price and number of shares are subject to adjustment under certain conditions until the
	expiration date.
(d) Represents the current yield as of report date.
(e) Security was purchased with the cash proceeds from securities loans.
(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
	Investment Company Act of 1940, were as follows:
	Affiliate					Net Activity	Income
	BlackRock Liquidity Funds, TempFund					-	$ 5,735
	BlackRock Liquidity Series, LLC Cash Sweep Series				$ (1,618,189)	$ 1,529
	BlackRock Liquidity Series, LLC Money Market Series				$ 1,853,900 $		36,805
• Foreign currency exchange contracts as of September 30, 2009 were as follows:
							Unrealized
						Settlement	Appreciation
	Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
	USD	46,117	THB		1,549,980 Brown Brothers Harriman &
					Co.	9/30/09	$ (276)
	USD	5,987,983	JPY	542,504,070	Goldman Sachs Bank USA	10/01/09	(55,651)
	USD	2,197,433	JPY	196,866,936	JPMorgan Chase Bank NA	10/01/09	4,285
	USD	514,490	JPY	46,185,524	Goldman Sachs Bank USA	10/02/09	(32)
	USD	4,613,027	JPY	414,381,277	Goldman Sachs Bank USA	10/05/09	(3,381)
	HKD	17,235,594	USD		2,223,976 Brown Brothers Harriman &
					Co.	10/09/09	85
	Total						$ (54,970)
					3

BlackRock Pacific Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)
• Portfolio Abbreviations:
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
THB	Thai Bat
USD	US Dollar
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
	• Level 1 - price quotations in active markets/exchanges for identical securities
	• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities
	in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not
	active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest
	rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
	market-corroborated inputs)
	• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent
	observable inputs are not available (including the Fund's own assumptions used in determining the fair value
	of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.
	The following table summarizes the inputs used as of September 30, 2009
	in determining the fair valuation of the Fund's investments:
		Investments in
	Valuation Inputs	Securities
		Assets
	Level 1
	Long-Term Investments
	China	$ 6,214,228
	Japan	8,129,093
	Total Level 1	14,343,321
	Level 2
	Long-Term Investments
	Australia	77,566,388
	China	51,617,863
	Hong Kong	27,881,762
	India	5,205,562
	Japan	198,993,145
	Singapore	17,751,496
	South Korea	44,996,245
	Taiwan	31,809,573
	Thailand	8,538,014
	United States	3,912,441
	Short-Term Securities	3,203,900
	Total Level 2	471,476,389
	Level 3	-
	Total	$ 485,819,710
		4

BlackRock Pacific Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)
Valuation Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 4,370	$ (59,340)
Level 3	-	-
Total	$ 4,370	$ (59,340)
[1] Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.
5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Pacific Fund, Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 20, 2009